Segments (Tables)	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Schedule of segment of the continuing operations
	Retail drugstores	Online Pharmacy	Drug wholesale	Herb farming	Total
Revenue	$83,351,768	$32,385,089	$33,075,119	$-	$148,811,976
Cost of goods	56,551,607	28,506,228	29,473,677	-	114,531,512
Gross profit	$26,800,161	$3,878,861	$3,601,442	$-	$34,280,464
Selling expenses	23,644,339	4,266,799	1,266,025	-	29,177,163
General and administrative expenses	13,800,110	439,667	1,425,852	3,055	15,668,684
Stock based compensation	10,360,000	-	-	-	10,360,000
Loss from operations	$(21,004,288)	$(827,605)	$909,565	$(3,055)	$(20,925,383)
Depreciation and amortization	$686,777	$-	$31,225	$-	$718,002
Total capital expenditures	$303,312	$-	$704	$-	$304,016
	Retail drugstores	Online Pharmacy	Drug wholesale	Herb farming	Total
Revenue	$84,228,492	$30,219,364	$49,944,699	$-	$164,392,555
Cost of goods	57,290,850	26,621,314	43,961,351	-	127,873,515
Gross profit	$26,937,642	$3,598,050	$5,983,348	$-	$36,519,040
Selling expenses	25,186,258	3,972,465	1,718,236	-	30,876,959
General and administrative expenses	6,736,566	285,062	1,136,092	29,456	8,187,176
Impairment of long-lived assets	-	-	-	148,795	148,795
Loss from operations	$(4,985,182)	$(659,477)	$3,129,020	$(178,251)	$(2,693,890)
Depreciation and amortization	$1,234,419	$-	$22,072	$-	$1,256,491
Total capital expenditures	$296,562	$-	$2,911	$-	$299,473

	Retail drugstores	Online Pharmacy	Drug wholesale	Herb farming	Total
Revenue	$76,098,975	$22,485,919	$34,549,739	$-	$133,134,633
Cost of goods	53,093,226	20,146,730	30,650,868	-	103,890,824
Gross profit	$23,005,749	$2,339,189	$3,898,871	$-	$29,243,809
Selling expenses	21,975,048	2,770,997	2,208,869	-	26,954,914
General and administrative expenses	9,088,152	288,890	1,487,303	33,284	10,897,629
Impairment of long-lived assets	-	-	-	228,506	228,506
Loss from operations	$(8,057,451)	$(720,698)	$202,699	$(261,790)	$(8,837,240)
Depreciation and amortization	$1,709,049	$-	$41,841	$-	$1,750,890
Total capital expenditures	$392,788	$-	$-	$-	$392,788

Schedule of net revenue from external customers through its retail drugstores by main products
	For the years ended
	March 31,
	2023	2022	2021
Prescription drugs	$27,212,994	$28,503,283	$27,162,968
OTC drugs	32,358,339	35,658,864	30,524,057
Nutritional supplements	8,737,519	9,664,071	6,863,559
TCM	9,719,653	5,353,900	4,560,968
Sundry products	1,082,168	1,544,639	1,379,917
Medical devices	4,241,095	3,503,735	5,607,506
Total	$83,351,768	$84,228,492	$76,098,975
	For the years ended
	March 31,
	2023	2022	2021
Prescription drugs	$10,606,244	$10,331,652	$8,243,099
OTC drugs	13,870,953	11,473,177	7,559,585
Nutritional supplements	2,740,253	2,014,011	956,013
TCM	434,920	315,231	295,410
Sundry products	1,129,701	2,271,009	1,967,174
Medical devices	3,603,018	3,814,284	3,464,638
Total	$32,385,089	$30,219,364	$22,485,919
	For the years ended
	March 31,
	2023	2022	2021
Prescription drugs	$21,617,636	$41,116,991	$27,477,087
OTC drugs	10,289,987	7,903,824	6,242,630
Nutritional supplements	310,909	424,210	151,657
TCM	458,502	241,828	218,758
Sundry products	64,422	93,338	28,377
Medical devices	333,663	164,508	431,230
Total	$33,075,119	$49,944,691	$34,549,739